STOCKHOLDERS EQUITY (Details 1)	9 Months Ended
Sep. 30, 2025 USD ($)
STOCKHOLDERS EQUITY
Expected average volatility, Minimum	191.00%
Expected average volatility, Maximum	335.00%
Expected dividend yield	$ 0
Risk-free interest rate, Minimum	3.74%
Term, maximum	1 year
Term, minimum	5 years 6 months 3 days
Risk-free interest rate, Maximum	4.08%